GENERAL (Schedule of Statements of Income and Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue	$ 301	$ 794	[1]	$ 1,853
Cost of revenues	255	1,034	[1]	1,453
Gross profit (loss)	46	(240)	[1]	400
Operating expenses (income)	(9)	310	[1]	1,896
Operating loss (income)	(55)	550	[1]	1,496
Financial income (expense), net	2	16	[1]	130
Gain on disposal of the discontinued operations		250	[1]
Total net loss (income) from discontinued operations	(57)	284	[1]	$ 1,366
Cash and cash equivalents	170	146
Trade receivables		37
Property and equipment, net	2	4
Total assets of discontinued operations	172	187
Trade payables	337	302
Accrued expenses and other liabilities	179	304
Total liabilities of discontinued operations	$ 516	$ 606

[1]	Represent the results of the discontinued operations until their disposal.